Share Repurchase Program	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Share Repurchase Program
12.
Share repurchase program

On December 28, 2021, the Company’s Board of Directors authorized a share repurchase program (“2021 Share repurchase program”) under which the Company may repurchase up to US$100,000 worth of its shares over a twelve-month period starting from December 28. 2021. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.

On December 28, 2022, the Company’s Board of Directors authorized an extension of the Company’s existing 2021 Share repurchase program for another twelve-month period expiring on December 27, 2023, with all other terms remain unchanged.

Under the 2021 Share repurchase program, for the years ended December 31, 2022 and 2023, the Company has repurchased an aggregate of 5,699,315 and 6,541,148 shares for total cash consideration of US$33,835 and US$22,647 (RMB217,920 and RMB160,068) on the open market, at a weighted average price of US$5.94 and US$3.46 per share.

On March 12, 2024, the Company’s Board of Directors has authorized a share repurchase program ("2024 Share repurchase program"), under which the Company may repurchase up to US$20,000 of its shares over a twelve-month period. On June 21, 2024, the Company's Board of Directors has approved modifications to the size and term of its existing share repurchase program adopted in March 2024, increasing the aggregate value of shares that may be repurchased from US$20,000 to US$50,000 and extending the effective term to June 27, 2025.

Under the 2024 Share repurchase program, for the year ended December 31, 2024, the Company has repurchased an aggregate of 6,866,106 shares for total cash consideration of US$25,905 (RMB184,295) on the open market, at a weighted average price of US$ 3.77 per share.

The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury shares as a component of the shareholders’ equity. The Company uses the weighted-average cost method for determining the cost of shares reissued for share-based awards.